Consolidated Statements of Shareholders' Equity - USD ($)	Ordinary share	Additional Paid-in capital	Deferred Share Compensation	Deficit	Statutory reserves	Accumulated other comprehensive income	Total
BALANCE at Jun. 30, 2016	$ 2,181	$ 38,373,584		$ (31,204,831)	$ 6,248,357	$ 7,708,439	$ 21,127,730
BALANCE, Shares at Jun. 30, 2016	2,180,799
Ordinary shares issued for services without performance commitment	$ 107	(107)
Ordinary shares issued for services without performance commitment, shares	106,859
Ordinary shares issued for compensation	$ 100	288,900					289,000
Ordinary shares issued for compensation, shares	100,000
Net loss				(11,038,120)			(11,038,120)
Dissolution of subsidiaries					(265)		(265)
Foreign currency translation gain (loss)						(499,361)	(499,361)
BALANCE at Jun. 30, 2017	$ 2,388	38,662,377		(42,242,951)	6,248,092	7,209,078	9,878,984
BALANCE, shares at Jun. 30, 2017	2,387,658
Ordinary shares issued for compensation	$ 475	1,243,526					1,244,001
Ordinary shares issued for compensation, shares	475,195
Cancellation of ordinary shares issued for services	$ (57)	57
Cancellation of ordinary shares issued for services	(56,859)
Ordinary shares issued for services		144,500					144,500
Ordinary shares issued for debt repayment	$ 1,883	3,857,560					3,859,443
Ordinary shares issued for debt repayment, shares	1,882,655
Sale of ordinary shares	$ 300	599,700					600,000
Sale of ordinary shares, shares	300,000
Ordinary shares issued for services	$ 500	2,824,500	(2,825,000)
Ordinary shares issued for services, shares	500,000
Payments made by major shareholders for litigation		1,028,148					1,028,148
Net loss				(7,399,965)			(7,399,965)
Foreign currency translation gain (loss)						347,097	347,097
BALANCE at Jun. 30, 2018	$ 5,489	48,360,368	(2,825,000)	(49,642,916)	6,248,092	7,556,175	9,702,208
BALANCE, shares at Jun. 30, 2018	5,488,649
Ordinary shares issued for compensation	$ 550	1,319,450					1,320,000
Ordinary shares issued for compensation, shares	550,000
Sale of ordinary shares	$ 296	949,704					950,000
Sale of ordinary shares, shares	295,977
Ordinary shares issued for services	$ 600	1,757,400	(1,758,000)
Ordinary shares issued for services, shares	600,000
Amortization of deferred share compensation			3,272,200				3,272,200
Unvested restricted ordinary shares issued to officers	$ 240	1,850,160	(1,850,400)
Unvested restricted ordinary shares issued to officers, shares	240,000
Net loss				(14,388,530)			(14,388,530)
Foreign currency translation gain (loss)						(335,080)	(335,080)
BALANCE at Jun. 30, 2019	$ 7,175	$ 54,237,082	$ (3,161,200)	$ (64,031,446)	$ 6,248,092	$ 7,221,095	$ 520,798
BALANCE, shares at Jun. 30, 2019	7,174,626